Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance Table for 2022
					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for non-PEO NEOs(3)	Compensation Actually Paid to non-PEO NEOs(2)	TSR(4)	Peer Group TSR(5)	City's Net Income (in thousands)(6)	Return On Average Assets(7)

2022	$1,700,648	$2,432,213	$605,800	$774,909	$124.92	$109.30	$102,071	1.71%
2021	$1,458,504	$1,842,789	$510,454	$605,647	$106.52	$113.52	$88,080	1.49%
2020	$1,629,367	$1,657,555	$645,178	$636,293	$87.83	$83.66	$89,595	1.66%

Company Selected Measure Name	ROAA
Named Executive Officers, Footnote [Text Block]	The compensation paid to Mr. Hageboeck are the amounts of total compensation reported for each corresponding year in the "Total" of the "Summary Compensation Table for 2022."NEOs included in the Average Calculation are:
2022: Messrs. David L. Bumgarner, John A. DeRito, Michael T. Quinlan, Jr., and Jeffrey D. Legge
2021: Messrs. David L. Bumgarner, John A. DeRito, Michael T. Quinlan, Jr., and Jeffrey D. Legge
2020: Messrs. David L. Bumgarner, John A. DeRito, Craig G. Stilwell, and Jeffrey D. Legge

Peer Group Issuers, Footnote [Text Block]	Peer group total shareholder return using the KBW NASDAQ Regional Bank Index.
PEO Total Compensation Amount	$ 1,700,648	$ 1,458,504	$ 1,629,367
PEO Actually Paid Compensation Amount	$ 2,432,213	1,842,789	1,657,555
Adjustment To PEO Compensation, Footnote [Text Block]	The amounts reported as Compensation Actually Paid to PEO and the average for the non-PEO NEO's as computed in accordance with Item 402(v) of SEC Regulation S-K. The dollar amounts reported do not reflect the actual value of compensation earned or paid to Mr. Hageboeck and the average for the non-PEO NEO's during the applicable year. The following adjustments were made to Mr. Hageboeck's and the average for the non-PEO NEO's total compensation for each year in accordance with Item 402(v) of SEC Regulation S-K to determine the compensation actually paid to Mr. Hageboeck and the average for the non-PEO NEO's:

Year	Reported Summary Compensation Table Total	Reported Grant Date Fair Value of Equity Awards(A)	Equity Award Adjustments(B)	Compensation Actually Paid

Charles R. Hageboeck, President & CEO
2022	$1,700,648	$(389,840)	$1,121,405	$2,432,213
2021	$1,458,504	$(389,802)	$774,087	$1,842,789
2020	$1,629,367	$(382,208)	$410,396	$1,657,555

Average of Other NEO's
2022	$605,800	$(107,481)	$276,590	$774,909
2021	$510,454	$(102,981)	$198,174	$605,647
2020	$645,178	$(126,686)	$117,801	$636,293

(A)    The "Reported Grant Date Fair Value of Equity Awards" represents the amount reported as "Stock Awards" in the "Summary Compensation Table for 2022" for the applicable year.
(B)    The "Equity Award Adjustments" for each applicable year include the following adjustments: (i) the year-end value of any equity awards granted in the applicable year that were outstanding and unvested at the end of the applicable year; (ii) the amount of change as of the end of the applicable year (from the previous year-end) in fair value of any equity awards granted in prior years that were still outstanding and unvested as of the applicable year-end; (iii) for equity awards that were granted and vested in the same applicable year, the fair value of the equity awards on the vesting date; (iv) for equity awards granted in prior years that vested in the applicable year, the amount of change as of the vesting date (from the previous year-end) in fair value of the equity awards; (v) for equity awards granted in prior years that were determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value as of the previous year-end; and (vi) the dollar value of any dividends or other earnings paid on equity awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such equity awards or included in any other component of "total compensation" for the applicable year. The fair value of all unvested PSU's is based on the expected vesting percentile of PSU's for a given year which would be earned under conditions noted in the "Long-Term Incentives" discussion. The adjustments in calculating the "Equity Award Adjustments" are as follows:

Year	Year-End Value of Outstanding and Unvested Equity Awards Granted in Applicable Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value on Vesting Date of Awards Granted & Vested in Applicable Year	Year over Year Change in Fair Value of Equity Awards that Vested in the Applicable Year	Awards Granted in Prior Years that Are Determined to Fail to Meet Vesting Conditions During the Applicable Year, the Fair Value at the Previous Year-End	Dollar Value of Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in the Fair Value of Such Award or Included in Any Other Component of Total Compensation	Total Equity Award Adjustments

Charles R. Hageboeck, President & CEO
2022	$497,395	$617,069	$—	$(11,158)	$—	$18,099	$1,121,405
2021	$388,078	$302,050	$—	$65,779	$—	$18,180	$774,087
2020	$350,376	$63,620	$—	$(24,907)	$—	$21,307	$410,396

Average of Other NEO's
2022	$137,343	$135,741	$—	$(3,830)	$—	$7,336	$276,590
2021	$102,514	$69,090	$—	$18,659	$—	$7,911	$198,174
2020	$112,414	$17,073	$—	$(20,270)	$—	$8,584	$117,801
	As described in greater detail in the section captioned "EXECUTIVE COMPENSATION - Compensation Discussion and Analysis," City's executive compensation program includes variable components in the form of annual incentive and long-term incentive awards. The metrics that City uses for both annual incentive compensation and long-term incentive awards are selected based on the objective of incentivizing our NEOs to increase shareholder value. Changes in shareholder value are reflected in compensation actually paid above through fair value of City's equity awards. Compensation actually paid for 2021 reflects an increase in the fair value of these equity awards as a result of an increase in City's common share price from $69.55 at December 31, 2020 to $81.79 at December 31, 2021. Compensation actually paid for 2022 reflects an increase in the fair value of these equity awards as a result of an increase in City's common share price from $81.79 at December 31, 2021 to $93.09 at December 31, 2022.
Non-PEO NEO Average Total Compensation Amount	$ 605,800	510,454	645,178
Non-PEO NEO Average Compensation Actually Paid Amount	$ 774,909	605,647	636,293
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The amounts reported as Compensation Actually Paid to PEO and the average for the non-PEO NEO's as computed in accordance with Item 402(v) of SEC Regulation S-K. The dollar amounts reported do not reflect the actual value of compensation earned or paid to Mr. Hageboeck and the average for the non-PEO NEO's during the applicable year. The following adjustments were made to Mr. Hageboeck's and the average for the non-PEO NEO's total compensation for each year in accordance with Item 402(v) of SEC Regulation S-K to determine the compensation actually paid to Mr. Hageboeck and the average for the non-PEO NEO's:

Year	Reported Summary Compensation Table Total	Reported Grant Date Fair Value of Equity Awards(A)	Equity Award Adjustments(B)	Compensation Actually Paid

Charles R. Hageboeck, President & CEO
2022	$1,700,648	$(389,840)	$1,121,405	$2,432,213
2021	$1,458,504	$(389,802)	$774,087	$1,842,789
2020	$1,629,367	$(382,208)	$410,396	$1,657,555

Average of Other NEO's
2022	$605,800	$(107,481)	$276,590	$774,909
2021	$510,454	$(102,981)	$198,174	$605,647
2020	$645,178	$(126,686)	$117,801	$636,293

(A)    The "Reported Grant Date Fair Value of Equity Awards" represents the amount reported as "Stock Awards" in the "Summary Compensation Table for 2022" for the applicable year.
(B)    The "Equity Award Adjustments" for each applicable year include the following adjustments: (i) the year-end value of any equity awards granted in the applicable year that were outstanding and unvested at the end of the applicable year; (ii) the amount of change as of the end of the applicable year (from the previous year-end) in fair value of any equity awards granted in prior years that were still outstanding and unvested as of the applicable year-end; (iii) for equity awards that were granted and vested in the same applicable year, the fair value of the equity awards on the vesting date; (iv) for equity awards granted in prior years that vested in the applicable year, the amount of change as of the vesting date (from the previous year-end) in fair value of the equity awards; (v) for equity awards granted in prior years that were determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value as of the previous year-end; and (vi) the dollar value of any dividends or other earnings paid on equity awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such equity awards or included in any other component of "total compensation" for the applicable year. The fair value of all unvested PSU's is based on the expected vesting percentile of PSU's for a given year which would be earned under conditions noted in the "Long-Term Incentives" discussion. The adjustments in calculating the "Equity Award Adjustments" are as follows:

Year	Year-End Value of Outstanding and Unvested Equity Awards Granted in Applicable Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value on Vesting Date of Awards Granted & Vested in Applicable Year	Year over Year Change in Fair Value of Equity Awards that Vested in the Applicable Year	Awards Granted in Prior Years that Are Determined to Fail to Meet Vesting Conditions During the Applicable Year, the Fair Value at the Previous Year-End	Dollar Value of Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in the Fair Value of Such Award or Included in Any Other Component of Total Compensation	Total Equity Award Adjustments

Charles R. Hageboeck, President & CEO
2022	$497,395	$617,069	$—	$(11,158)	$—	$18,099	$1,121,405
2021	$388,078	$302,050	$—	$65,779	$—	$18,180	$774,087
2020	$350,376	$63,620	$—	$(24,907)	$—	$21,307	$410,396

Average of Other NEO's
2022	$137,343	$135,741	$—	$(3,830)	$—	$7,336	$276,590
2021	$102,514	$69,090	$—	$18,659	$—	$7,911	$198,174
2020	$112,414	$17,073	$—	$(20,270)	$—	$8,584	$117,801
	As described in greater detail in the section captioned "EXECUTIVE COMPENSATION - Compensation Discussion and Analysis," City's executive compensation program includes variable components in the form of annual incentive and long-term incentive awards. The metrics that City uses for both annual incentive compensation and long-term incentive awards are selected based on the objective of incentivizing our NEOs to increase shareholder value. Changes in shareholder value are reflected in compensation actually paid above through fair value of City's equity awards. Compensation actually paid for 2021 reflects an increase in the fair value of these equity awards as a result of an increase in City's common share price from $69.55 at December 31, 2020 to $81.79 at December 31, 2021. Compensation actually paid for 2022 reflects an increase in the fair value of these equity awards as a result of an increase in City's common share price from $81.79 at December 31, 2021 to $93.09 at December 31, 2022.
Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid and Cumulative TSR

As demonstrated by the following graph, the amount of compensation actually paid to Mr. Hageboeck and the average amount of compensation actually paid to City's other NEOs as a group (excluding Mr. Hageboeck) is generally aligned with City's cumulative TSR over the three years presented in the "Pay Versus Performance Table for 2022." The alignment of compensation actually paid with City's cumulative TSR over the period presented is due to the fact that a significant portion of the compensation actually paid to Mr. Hageboeck and to the other NEOs is comprised of equity awards. The estimated grant date fair value of the target PSU award in 2022 was approximately 27% of total direct compensation for Mr. Hageboeck and approximately 22% of total direct compensation for the other NEOs.

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid and Net Income

As demonstrated by the following graph, the amount of compensation actually paid to Mr. Hageboeck and the average amount of compensation actually paid to City's other NEOs as a group (excluding Mr. Hageboeck) is generally aligned with City's net income over the three years presented in the "Pay Versus Performance Table for 2022." While City does not use net income as a performance measure in the overall executive compensation program, the measure of net income is correlated with the measure of ROATCE, which City does use in setting goals for annual incentive compensation and ROAA and TSR which City does use in determining the vesting of PSUs that are awarded to the NEOs. As described in more detail in the section captioned "EXECUTIVE COMPENSATION - Compensation Discussion and Analysis," the target annual incentive compensation as a percent of 2022 base salary was 60% for Mr. Hageboeck and 40% for the other NEOs.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Compensation Actually Paid and ROAA

As described in more detail in the section captioned "EXECUTIVE COMPENSATION - Compensation Discussion and Analysis," the number of PSUs earned is based on the cumulative ROAA for a three-fiscal-year performance period as well as by City's relative TSR as compared to its Regional Peer Group. As demonstrated by the following graph, the amount of compensation actually paid to Mr. Hageboeck and the average amount of compensation actually paid to City's other NEOs as a group (excluding Mr. Hageboeck) is generally aligned with City's ROAA over each of the three years presented in the "Pay Versus Performance Table for 2022."

Total Shareholder Return Vs Peer Group [Text Block]
The following graph details City's cumulative TSR in comparison to the Regional Compensation Peer Group (as defined in the section captioned "EXECUTIVE COMPENSATION - Compensation Discussion and Analysis") cumulative TSR for each of the measurement periods (determined in accordance with Item 402(v) of SEC Regulation S-K) as presented in the "Pay Versus Performance Table for 2022."

Tabular List [Table Text Block]

ROATCE
ROAA
TSR

Total Shareholder Return Amount	$ 124.92	106.52	87.83
Peer Group Total Shareholder Return Amount	109.30	113.52	83.66
Net Income (Loss)	$ 102,071,000	$ 88,080,000	$ 89,595,000
Company Selected Measure Amount	0.0171	0.0149	0.0166
PEO Name	Mr. Hageboeck
Additional 402(v) Disclosure [Text Block]	Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period (determined in accordance with Item 402(v) of SEC Regulation S-K), assuming dividend reinvestment, and the difference between City's common share price at the end and beginning of the measurement period by City's common share price at the beginning of the measurement period.The dollar amounts reported represent the amount of Net Income (in thousands) reflected in City's audited consolidated financial statements for each of the applicable years.As described in more detail in the section captioned "EXECUTIVE COMPENSATION - Compensation Discussion and Analysis," City's executive compensation program includes variable components in the form of annual incentive compensation and long-term incentive awards. While City utilizes several performance measures to align executive compensation with City's performance, not all of those measures are presented in the "Pay Versus Performance Table for 2022." Moreover, City generally seeks to incentivize long-term performance and, therefore, does not specifically align City's performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of SEC Regulation S-K) for a particular year. In accordance with Item 402(v) of SEC Regulation S-K, City is providing the following descriptions of the relationships between information presented in the "Pay Versus Performance Table for 2022."
Common Share Price | $ / shares	$ 93.09	$ 81.79	$ 69.55
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	ROAA
Non-GAAP Measure Description [Text Block]	City has determined that ROAA is the financial performance measurement that, in City's assessment, represents the most important performance measurement not otherwise disclosed in this table that is used by City to link compensation actually paid to City's NEOs for the most recently completed fiscal year.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Compensation Actually Paid vs. Other Measure [Text Block]
ROATCE

As described in more detail in the section captioned "EXECUTIVE COMPENSATION - Compensation Discussion and Analysis," the amount of annual incentive compensation is tied to City's ROATCE as compared to its Regional Peer Group. As demonstrated in the following graph, the amount of compensation actually paid to Mr. Hageboeck and the average amount of compensation actually paid to City's other NEOs as a group (excluding Mr. Hageboeck) is generally aligned with City's ROATCE over each of the three years presented in the "Pay Versus Performance Table for 2022."

Measure Name	ROATCE
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	TSR
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 1,121,405	$ 774,087	$ 410,396
PEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(389,840)	(389,802)	(382,208)
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,121,405	774,087	410,396
PEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	497,395	388,078	350,376
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	617,069	302,050	63,620
PEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(11,158)	65,779	(24,907)
PEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
PEO [Member] | Equity Awards, Value of Dividends or Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	18,099	18,180	21,307
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	276,590	198,174	117,801
Non-PEO NEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(107,481)	(102,981)	(126,686)
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	276,590	198,174	117,801
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	137,343	102,514	112,414
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	135,741	69,090	17,073
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(3,830)	18,659	(20,270)
Non-PEO NEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO [Member] | Equity Awards, Value of Dividends or Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	$ 7,336	$ 7,911	$ 8,584